PENSION AND OTHER POST-RETIREMENT BENEFITS (Details 5) (Pension Benefits, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009
Change in plan assets:
Fair value of plan assets at beginning of year			$ 689,759
Fair value of plan assets at end of year	870,923	802,449	689,759
Significant Other Unobservable Inputs (Level 3)
Change in plan assets:
Fair value of plan assets at beginning of year	9,331		3,108
Purchases, issuances and settlements (net)	9,886	5,373
Unrealized gains	2,633	717
Realized gains (losses)	(3)	124
Interest and dividend income		9
Fair value of plan assets at end of year	$ 21,847	$ 9,331	$ 3,108